Exhibit 99.3

Exception Grades

Run Date - 10/16/2025 8:10:26 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
222263533		3158618966		32025310			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-30): Sufficient Cure Provided At Closing		10/30/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263533		3158618966		32061802			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The most recent dated valuation inspection is dated prior to the most recent FEMA disaster.				Reviewer Comment (2024-11-07): PDI received with inspection date of [Redacted] showing no damage to the subject property.	11/07/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223007410		3158619208		33062806			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-03-19): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-03-19): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	03/19/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223007410		3158619208		33063949			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall finding related to Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted].				Reviewer Comment (2025-03-19): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-03-19): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	03/19/2025			1	B	A	B	A	B	A	B	A	B	A		NY	Second Home	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223152981		3158618973		33154311			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Loan file is missing a VVOE for the borrower dated within ten (10) business days of the Note Date.				Reviewer Comment (2025-04-02): employment verification received Buyer Comment (2025-04-02): Please see paystub ([Redacted]) dated [Redacted] which is within [Redacted] business days prior to the note date (including holiday) and meets alternative VOE document requirements.	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223152981		3158618973		33155479			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the missing VVOE for the borrower.				Reviewer Comment (2025-04-02): employment verification received	04/02/2025			1	B	A	C	A	B	A	C	A	B	A		AZ	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223152981		3158618973		33155480			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing VVOE for the borrower.				Reviewer Comment (2025-04-02): employment verification received	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223152981		3158618973		33155481			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Loan file is missing a VVOE for the borrower dated within ten (10) business days of the Note Date.				Reviewer Comment (2025-04-02): employment verification received	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223152981		3158618973		33155571			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-04-02): appraisal ack form received Buyer Comment (2025-04-02): Do Not Concur - appraisal acknowledgement in file	04/02/2025			1	B	A	B	A	B	A	B	A	B	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223152981		3158618973		33155572			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing VVOE for the borrower.				Reviewer Comment (2025-04-02): employment verification received	04/02/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223806596	3158618977	34098574	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Title - Lender's Title Insurance disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance is not provided for disclosure of new fee and no evidence of tolerance cure provided. As fee is paid to a lender affiliate, a [Redacted]% tolerance is applied.	Reviewer Comment (2025-08-27): PCCD, LOX, refund check, and LOX received for the overage fee.

Buyer Comment (2025-08-27): Please review uploaded PCCD, LOE, copy of refund check and proof of delivery.

Reviewer Comment (2025-08-13): [Redacted] received email conformation with additional information for the Title switched from [Redacted] title to [Redacted] which was the reason for increase the fee. However, we also required documentation of the reason on why the UW switched for the title company and what information was received that required to change the Title and when was that information received. Moreover, [Redacted] Title commitment available in the loan file at the time of initial review and triggering the need to disclose all the applicable fees. As it was not new knowledge for the title company changed on [Redacted] CD. Provide supporting document for the fee increased and to provide information supporting lender's knowledge of when they became aware of the fee or Cure is due to borrower.

Buyer Comment (2025-08-11): CD attached

Buyer Comment (2025-08-11): Please review attached CIC

Buyer Comment (2025-08-11): Please review additional letter of explanation for the Change

Reviewer Comment (2025-08-04): [Redacted] received COC dated [Redacted] but the reason provided is not sufficient. As per final CD and final SS the title fees is paid to affiliate company "[Redacted] Title" which is falling under 0% tolerance and a valid COC for increase in fee on CD dated 05/222 is required to re-baseline. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs.

Buyer Comment (2025-07-31): Please review uploaded CIC and Mavent (page 8 of 12) addressing customer/borrower requested change in title providers, choosing affilaite mid-way through process.
																			08/27/2025		2	C	B	C	B	C	B	C	B	C	B		VA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223806642	3158618980	34069745	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Title - Settlement / Closing / Escrow Fee changed to $[Redacted] on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file	Reviewer Comment (2025-08-26): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-08-26): please review complete refund

Reviewer Comment (2025-08-11): [Redacted] Received Cure Docs for $[Redacted]; however, required cure amount is $[Redacted]. Provide Cure Docs for additional Cure of $[Redacted]. Cure Consists of PCCD, LOE, Refund Check and Proof of Mailing.

Buyer Comment (2025-08-08): Please review uploaded LOE, PCCD, copy of refund check and proof of mailing.

Buyer Comment (2025-08-08): .

Reviewer Comment (2025-07-31): [Redacted] received rebuttal.    The inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the fee was included in section B of the most recent LE, the consumer was not allowed to shop, and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-07-30): Do Not Concur - borrower was allowed to shop - different provided used, fee should not be held to tolerance
																			08/26/2025		2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223806642		3158618980		34069746			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign Consent Agreement is missing.				Reviewer Comment (2025-07-30): e-consent form received Buyer Comment (2025-07-30): DO Not Concur - please review E-Consent	07/30/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No